Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000166442
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%	13.08%	11.56%
Without Sales Load [Member] | C000166443
Average Annual Return [Line Items]
Average Annual Return, Percent	14.33%	12.79%	11.27%
Without Sales Load [Member] | C000166444
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	13.29%	11.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.12%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	11.22%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	11.22%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	11.22%